Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable		$ 175,222
Allowance for credit losses		(164)
Accounts receivables, net		$ 175,058